INTANGIBLE ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 3,176	$ 0